Short-term bank loans (Tables)	12 Months Ended
Dec. 31, 2021
Short-term bank loans
Schedule of Short-term bank loans

	December 31,	December 31,
	2021	2020
Loan payable to Bank of China Lishui Branch	$2,679,852	$2,958,690
Loan payable to Shanghai Pudong Development (“SPD”) Bank Lishui Branch	2,039,700	2,606,100
Total	$4,719,552	$5,564,790